UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-09078

The Penn Street Fund, Inc.

 (Exact name of registrant as specified in charter)

2240 Ridgewood Road Suite 101 Wyomissing, PA 19606

 (Address of principal executive offices)             (Zip code)

Greg Getts

Mutual Shareholder Services

8000 Town Centre Dr. Suite 400

Broadview Hts., OH  44147

(Name and address of agent for service)

Registrant's telephone number, including area code:  877-482-6252

Date of fiscal year end:   October 31

Date of reporting period:  July 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

THE PENN STREET FUNDS, INC.
BERKSHIRE ADVISORS SELECT EQUITY FUND
Schedule of Investments
July 31, 2009 (Unaudited)

Shares			Value

COMMON STOCK - 94.10%

Accident & Health Insurance - 4.85%
2,100	Aflac, Inc.		$ 79,506
3,600	Unum Group		67,572
			147,078
Agricultural Chemicals - 2.08%
750	Monsanto Co.		63,000

Biological Products - 0.97%
600	Gilead Sciences, Inc. *		29,358

Canned, Fruits, Veg & Preserves, Jam & Jellies - 1.98%
1,200	Smucker J M Co.		60,036

Commercial Banks, NEC - 0.95%
2,000	Banco Santander, S.A.		28,920

Computer & Office Equipment - 4.62%
1,600	Hewlett Packard Co.		69,280
600	International Business Machines Corp.		70,758
			140,038
Crude Petroleum & Natural Gas - 6.01%
3,000	Chesapeake Energy Corp.		64,320
1,100	Encana Corp.		59,015
1,500	Newfield Exploration Co. *		58,995
			182,330
Drawing & Insulating of Nonferrous Wire - 2.24%
4,000	Corning, Inc.		68,000

Driling Oil & Gas Wells - 4.03%
1,600	Ensco International, Inc.		60,624
775	Transocean, Inc. *		61,760
			122,384
Electric & Other Services Combined - 2.33%
2,000	Scana Corp.		70,700

Electric Services - 5.01%
1,000	American Electric Power Co., Inc.		30,960
1,900	Dominion Resources, Inc.		64,220
1,000	FPL Group, Inc.		56,670
			151,850
Fire, Marine & Casualty Insurance - 3.87%
1,250	Ace Ltd.		61,325
1,300	Travelers Co., Inc.		55,991
			117,316
Gas & Other Services Combined - 2.07%
1,200	Sempra Energy		62,916

Gas & Other Services Combined - 1.69%
1,000	Goodrich Corp.		51,360

Heavy Construction Other Than Building Construction - Contractors - 2.18%
1,250	Fluor Corp.		66,000

Hospital & Medical Service Plans - 2.49%
2,300	Humana, Inc. *		75,555

Life Insurance - 1.67%
1,300	Torchmark Corp.		50,778

Mining Machinery & Equipment - 0.61%
500	Joy Global, Inc.		18,590

National commercial Banks - 0.86%
500	Bank of America Corp.		7,395
2,000	Citigroup, Inc. *		6,340
500	Wells Fargo & Co.		12,230
			25,965
Natural Gas Transmission - 1.99%
6,000	El Paso Corp.		60,360

Pharmaceutical Preparations - 8.87%
3,700	Bristol-Myers Squibb Co.		80,438
2,400	Forest Labratories, Inc. *		61,992
1,800	Lilly Eli & Co.		62,802
4,000	Pfizer, Inc.		63,720
			268,952
Retail - Eating Places - 2.18%
1,200	McDonalds Corp.		66,072

Retail - Family Clothing Stores - 5.04%
600	Ross Stores, Inc.		26,442
3,300	The Gap, Inc.		53,856
2,000	TJX Co., Inc.		72,460
			152,758
Retail - Grocery Stores - 1.34%
1,900	Kroger Co.		40,622

Retail - Variety Stores - 1.64%
1,000	Wal-Mart Stores, Inc.		49,880

Savings Institutions, Not Federally Chartered - 0.93%
2,000	Hudson City Bancorp, Inc.		28,120

Search, Detection, Navagation, Guidance, Aeronautical Systems - 2.79%
1,800	Harris Corp.		56,358
600	Ratheon Co.		28,170
			84,528
Security & Commodity Brokers, Dealers, Exchanges & Services - 2.15%
400	Goldman Sach Group, Inc.		65,320

Semiconductors & Related Devices - 1.35%
1,500	Analog Devices, Inc.		41,055

Services - Business Services, NEC - 1.92%
300	Master Card		58,209

Services - Educational Services - 2.05%
900	Apollo Group, Inc. *		62,136

Ship & Boat Building & Repairing - 1.83%
1,000	General Dynamics Corp.		55,390

Surgical & Medical Instruments & Apparatus - 2.23%
1,200	Baxter International, Inc.		67,644

Water Transportation - 2.39%
2,600	Carnival Corp. *		72,774

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 4.89%
3,900	Amerisourcebergen Corp.		76,908
1,400	Mckesson Corp.		71,610
			148,518

TOTAL FOR COMMON STOCK (Cost $2,595,837) - 94.10%			2,854,512

EXCHANGE TRADED FUNDS - 1.97%
4,600	Select Sector SPDR Financial		59,846

TOTAL FOR EXCHANGE TRADES FUNDS (Cost $46,216) - 1.97%			59,846

REAL ESTATE INVESTMENT TRUSTS - 1.11%
2,000	Annaly Capital Management, Inc.		33,700

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $31,013) - 1.11%			33,700

SHORT TERM INVESTMENTS - 3.90%
118,214	Fidelity Institutional Money Market - 0.25%* (Cost $118,214)		118,214

TOTAL INVESTMENTS (Cost $2,791,280) - 101.08%			3,066,272

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.08)%			(32,626)

NET ASSETS - 100.00%			$ 3,033,646

*Non-Income Producing Security
** Variable Rate Security; the coupon rate shown represents the rate at July 31, 2009.

THE PENN STREET FUNDS, INC.
BERKSHIRE ADVISORS SELECT EQUITY FUND
Notes to Financial Statements
July 31, 2009 (Unaudited)

1. SECURITY TRANSACTIONS
At July 31, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,791,280 amounted to $274,992 which consisted of aggregate gross unrealized appreciation of $344,949 and aggregate gross unrealized depreciation of $69,957.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of July 31, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
===============================================================================================
Level 1 - Quoted prices		$ 3,066,272	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 3,066,272	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

Item 2. Controls and Procedures.

(a)

The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Penn Street Fund, Inc.

By      /s/ Jay Kemmerer

*

       Jay Kemmerer, President and Treasurer

Date     September 29, 2009

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By     /s/ Jay Kemmerer

*

       Jay Kemmerer, President and Treasurer

* Print the name and title of each signing officer under his or her signature.